Stock Based Compensation Plans - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended				12 Months Ended				12 Months Ended		1 Months Ended				1 Months Ended
	Jul. 31, 2009	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 16, 2010	Dec. 31, 2013 Restricted Stock	Dec. 31, 2012 Restricted Stock	Dec. 31, 2011 Restricted Stock	Jun. 30, 2014 Restricted Stock	Dec. 31, 2012 Stock Options	Dec. 31, 2011 Stock Options	Nov. 18, 2013 Two Thousand and Seven Plan [Member]	Jun. 29, 2012 Two Thousand and Seven Plan [Member]	Sep. 21, 2000 2000 Plan	Apr. 17, 2003 2003 Plan	Nov. 18, 2013 2007 Plan	Jun. 29, 2012 2007 Plan	Jun. 30, 2014 2007 Plan	Dec. 31, 2013 2007 Plan	Apr. 19, 2007 2007 Plan	Dec. 31, 2012 2012 Plan Restricted Stock	Dec. 31, 2013 2010 Plan Restricted Stock	Dec. 31, 2013 2009 Plan Restricted Stock	Dec. 31, 2013 2013 Plan Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock																		400,000	400,000					400,000
Number of common stock available to be granted																						322,000	322,000
Stock compensation expense		$ 19	$ 7	$ 39	$ 14	$ 32	$ 53	$ 110		$ 32	$ 22	$ 18		$ 31	$ 92
Restricted stock granted under 2007 plan																38,000	34,000			38,000	34,000
Percentage of share vest on the second anniversary of the grant date																40.00%	40.00%			40.00%	40.00%
Percentage of share vest on each of the third, fourth and fifth anniversary of the grant date																20.00%	20.00%			20.00%	20.00%
Restricted stock awarded per share																									$ 3.72	$ 3.75	$ 8.31	$ 6.70
Unrecognized compensation expense related to restricted stock awards						339							300
Normal retirement age						65
vesting period of restricted stock																5 years	5 years
Restricted shares cancelled									8,000
Percentage of restricted shares subject to time vesting per year	20.00%
Restricted stock awarded	18,000
Fair value of restricted stock awards vested						$ 24	$ 7	$ 4